Summary of significant accounting policies - Capitalized internal-use software costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs incurred	$ 858,000	$ 2,919,000	$ 502,000
Share-based payment arrangement, amount capitalized	37,000
Capitalized software costs amortized during period	1,287,000	749,000	864,000
Capitalized computer software, impairments	$ 0	$ 0	$ 0
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years